Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (12.0%)
*	Chegg Inc.	141,572	8,647
*	Deckers Outdoor Corp.	33,614	6,136
	Churchill Downs Inc.	42,038	5,577
*	SiteOne Landscape Supply Inc.	48,860	5,194
*,^	Penn National Gaming Inc.	150,254	4,930
*	BJ's Wholesale Club Holdings Inc.	133,411	4,803
	Marriott Vacations Worldwide Corp.	49,525	4,449
*	Rh	20,206	4,382
	Strategic Education Inc.	25,491	4,324
	Wingstop Inc.	35,099	4,280
	Texas Roadhouse Inc.	78,963	4,094
*	Murphy USA Inc.	34,850	4,046
*	Stamps.com Inc.	19,733	3,910
	KB Home	103,554	3,426
	Lithia Motors Inc. Class A	26,880	3,241
*	Fox Factory Holding Corp.	44,930	3,240
	Cracker Barrel Old Country Store Inc.	28,699	3,075
	TEGNA Inc.	259,562	3,042
*	Taylor Morrison Home Corp. Class A	155,980	3,015
*	Meritage Homes Corp.	43,192	3,002
	Aaron's Inc.	80,789	2,982
	LCI Industries	29,113	2,880
*,^	Eldorado Resorts Inc.	78,947	2,799
*	YETI Holdings Inc.	83,844	2,691
*	National Vision Holdings Inc.	93,445	2,502
*	Visteon Corp.	33,351	2,401
*	TRI Pointe Group Inc.	164,894	2,361
	Steven Madden Ltd.	100,176	2,356
*	Crocs Inc.	82,230	2,356
*	Dorman Products Inc.	32,315	2,259
	Dana Inc.	172,225	2,177
	Monro Inc.	39,150	2,157
*	Adtalem Global Education Inc.	63,002	2,108
	Papa John's International Inc.	26,377	2,054
	Boyd Gaming Corp.	96,089	2,054
	MDC Holdings Inc.	60,184	2,046
	Winnebago Industries Inc.	37,347	2,032
*	LGI Homes Inc.	24,027	2,004
	Wolverine World Wide Inc.	94,856	1,986
*	Cavco Industries Inc.	10,259	1,951
*	Shake Shack Inc. Class A	34,776	1,932
	Jack in the Box Inc.	27,550	1,846
*	Sally Beauty Holdings Inc.	140,454	1,832
	Big Lots Inc.	46,400	1,798
*	Adient plc	104,872	1,784

*	Fitbit Inc.	277,332	1,758
*	Meritor Inc.	84,453	1,721
	Callaway Golf Co.	112,248	1,720
	American Eagle Outfitters Inc.	187,423	1,717
*	Central Garden & Pet Co. Class A	49,032	1,680
*	Asbury Automotive Group Inc.	23,010	1,663
	Office Depot Inc.	651,734	1,610
*	Gentherm Inc.	39,273	1,598
	Cooper Tire & Rubber Co.	60,185	1,549
*	Gray Television Inc.	109,283	1,523
	Core-Mark Holding Co. Inc.	53,848	1,507
*	Skyline Champion Corp.	60,531	1,504
	Rent-A-Center Inc.	58,722	1,495
*,^	Avis Budget Group Inc.	68,797	1,481
	PriceSmart Inc.	26,812	1,458
	Acushnet Holdings Corp.	42,234	1,411
	La-Z-Boy Inc.	53,406	1,374
*	Perdoceo Education Corp.	82,998	1,351
*	WW International Inc.	55,981	1,338
	Group 1 Automotive Inc.	21,254	1,338
*	Laureate Education Inc. Class A	134,239	1,306
*	Liberty Latin America Ltd. Class C	135,971	1,305
*	American Woodmark Corp.	20,251	1,271
	Sturm Ruger & Co. Inc.	20,082	1,252
	Bloomin' Brands Inc.	104,739	1,195
	Brinker International Inc.	45,049	1,187
*	Cardlytics Inc.	17,214	1,172
*	K12 Inc.	47,282	1,164
	Red Rock Resorts Inc. Class A	84,071	1,160
*	Malibu Boats Inc. Class A	24,523	1,156
*,^	Stitch Fix Inc. Class A	49,702	1,149
*	M/I Homes Inc.	32,605	1,092
	Cheesecake Factory Inc.	50,041	1,075
	Standard Motor Products Inc.	25,241	1,074
^	Bed Bath & Beyond Inc.	147,522	1,072
*	Scientific Games Corp.	67,061	1,055
*	Sonos Inc.	96,510	1,048
*	Sleep Number Corp.	33,609	1,048
	Scholastic Corp.	35,221	1,035
*	SeaWorld Entertainment Inc.	56,816	1,026
*	Century Communities Inc.	34,417	1,017
	Inter Parfums Inc.	21,113	980
*	Liberty Media Corp -Liberty Braves Class C	43,443	954
*	American Axle & Manufacturing Holdings Inc.	133,385	948
	Abercrombie & Fitch Co.	75,847	881
	Dine Brands Global Inc.	19,184	871
	Oxford Industries Inc.	19,789	843
*,^	RealReal Inc.	62,404	837
	Camping World Holdings Inc. Class A	39,204	830
*	WillScot Corp.	61,888	826
*	IMAX Corp.	63,261	798
	Sonic Automotive Inc. Class A	29,457	774
	Kontoor Brands Inc.	52,879	773
*,^	Overstock.com Inc.	41,911	770
*	American Outdoor Brands Corp.	64,626	764
*	Denny's Corp.	69,589	755
	Matthews International Corp. Class A	36,176	749

*	Universal Electronics Inc.	16,210	733
*	Boot Barn Holdings Inc.	33,678	723
	Meredith Corp.	48,221	720
^	Children's Place Inc.	17,298	720
*	GoPro Inc. Class A	151,454	713
*	Vista Outdoor Inc.	69,888	679
	Signet Jewelers Ltd.	62,578	660
*	Stoneridge Inc.	31,961	658
*	1-800-Flowers.com Inc. Class A	29,459	652
*	MSG Networks Inc.	51,744	641
*	Quotient Technology Inc.	90,795	632
	Interface Inc.	69,720	592
*	Zumiez Inc.	24,163	589
*	America's Car-Mart Inc.	7,266	578
*	American Public Education Inc.	18,362	577
	EW Scripps Co.	66,511	577
*	QuinStreet Inc.	56,190	570
*	Sportsman's Warehouse Holdings Inc.	50,375	563
*	SP Plus Corp.	27,622	563
*	G-III Apparel Group Ltd.	53,213	550
*	Liberty Latin America Ltd. Class A	55,046	549
*	Monarch Casino & Resort Inc.	13,494	542
	National Presto Industries Inc.	5,986	539
*	elf Beauty Inc.	31,271	536
	Guess? Inc.	55,916	535
	Johnson Outdoors Inc. Class A	6,484	503
	BJ's Restaurants Inc.	22,826	496
*	Cars.com Inc.	79,098	488
	Dave & Buster's Entertainment Inc.	36,728	484
	Buckle Inc.	34,132	481
*	MarineMax Inc.	25,070	477
*	Rosetta Stone Inc.	24,746	460
	Viad Corp.	24,325	446
	Designer Brands Inc. Class A	72,394	444
	Twin River Worldwide Holdings Inc.	20,855	436
*	Central European Media Enterprises Ltd. Class A	105,666	423
	Winmark Corp.	2,895	416
*	Tenneco Inc. Class A	60,500	409
*	Central Garden & Pet Co.	11,024	404
*	Vivint Solar Inc.	52,555	395
*	Hibbett Sports Inc.	20,376	394
*,^	Daily Journal Corp.	1,357	380
	Carriage Services Inc. Class A	20,167	378
	Marcus Corp.	27,340	369
	Haverty Furniture Cos. Inc.	21,222	367
*	Michaels Cos. Inc.	93,737	362
	OneSpaWorld Holdings Ltd.	53,847	352
*	Motorcar Parts of America Inc.	22,253	352
^	Dillard's Inc. Class A	11,640	349
*	Beazer Homes USA Inc.	34,401	338
	Caleres Inc.	46,817	336
*,^	Lumber Liquidators Holdings Inc.	33,710	335
*	MasterCraft Boat Holdings Inc.	21,828	324
*	El Pollo Loco Holdings Inc.	23,144	321
*,^	GameStop Corp. Class A	77,547	315
^	AMC Entertainment Holdings Inc.	61,266	314
	Ethan Allen Interiors Inc.	27,592	312

*	Genesco Inc.	16,761	310
*	Chuy's Holdings Inc.	19,368	310
*	Green Brick Partners Inc.	28,904	309
	Systemax Inc.	14,688	308
	Clarus Corp.	27,846	292
*	Regis Corp.	27,603	290
*,^	Eros International plc	86,022	278
	Shoe Carnival Inc.	10,689	278
*	At Home Group Inc.	56,784	269
	Ruth's Hospitality Group Inc.	32,997	268
	Cato Corp. Class A	27,468	266
*	Liberty Media Corp -Liberty Braves	11,443	258
*	Golden Entertainment Inc	20,288	247
*	Hudson Ltd. Class A	47,407	239
	Entercom Communications Corp. Class A	141,629	237
	Collectors Universe Inc.	10,617	236
*	Fiesta Restaurant Group Inc.	28,201	232
	Hooker Furniture Corp.	13,808	225
*	Lindblad Expeditions Holdings Inc.	27,338	215
*	Red Robin Gourmet Burgers Inc.	15,446	214
*	Cooper-Standard Holdings Inc.	19,964	209
*	Del Taco Restaurants Inc.	34,030	208
	Citi Trends Inc.	12,740	207
*	Liberty TripAdvisor Holdings Inc. Class A	87,074	207
	National CineMedia Inc.	74,324	204
*	Boston Omaha Corp. Class A	12,469	203
*	Hemisphere Media Group Inc.	20,483	201
*	Noodles & Co.	34,176	200
	Tribune Publishing Co.	20,680	196
	Movado Group Inc.	18,674	196
	Nathan's Famous Inc.	3,474	195
*	Lovesac Co.	10,407	191
	Chico's FAS Inc.	139,117	188
	Tupperware Brands Corp.	58,130	188
*	Houghton Mifflin Harcourt Co.	122,447	187
	Gannett Co. Inc.	137,632	180
*	Century Casinos Inc.	32,912	180
*	Liquidity Services Inc.	31,108	178
*	Carrols Restaurant Group Inc.	41,375	177
*	Fossil Group Inc.	55,609	170
	Rocky Brands Inc.	8,057	167
*	PlayAGS Inc.	31,568	164
*	Conn's Inc.	21,360	154
*	Funko Inc. Class A	25,891	146
	RCI Hospitality Holdings Inc.	10,073	146
*	Purple Innovation Inc. Class A	10,116	145
*	Express Inc.	73,655	144
	Weyco Group Inc.	7,195	134
	Tilly's Inc. Class A	26,191	134
	Superior Group of Cos. Inc.	12,762	128
*	Drive Shack Inc.	71,285	127
*	Vera Bradley Inc.	24,117	127
	Escalade Inc.	12,360	125
*,^	Hertz Global Holdings Inc.	121,598	122
	Saga Communications Inc. Class A	4,401	117
*	LiveXLive Media Inc.	39,918	114
	Entravision Communications Corp. Class A	70,824	106

*	Fluent Inc.	50,387	101
	Marine Products Corp.	8,935	101
*	Gaia Inc.	12,654	99
*	ZAGG Inc.	33,109	99
*	Legacy Housing Corp.	6,967	91
*	Delta Apparel Inc.	7,304	90
*	MDC Partners Inc. Class A	68,361	90
	Flexsteel Industries Inc.	8,923	89
*	Cumulus Media Inc. Class A	17,015	88
*,^	Revlon Inc. Class A	8,256	85
*,^	Party City Holdco Inc.	63,419	82
	Lifetime Brands Inc.	13,894	79
*	OneWater Marine Inc.	5,324	79
*	Lands' End Inc.	12,442	78
*	Barnes & Noble Education Inc.	49,189	76
	Hamilton Beach Brands Holding Co. Class A	7,596	73
	Bassett Furniture Industries Inc.	11,273	72
*	Lee Enterprises Inc.	64,738	72
^	Tailored Brands Inc.	55,003	71
*	Biglari Holdings Inc. Class B	1,119	68
*	Reading International Inc. Class A	19,303	68
*	J Alexander's Holdings Inc.	15,534	66
	Emerald Holding Inc.	29,245	65
*	Marchex Inc. Class B	41,771	65
*	Kura Sushi USA Inc. Class A	4,007	58
*	Leaf Group Ltd.	21,336	58
*	Duluth Holdings Inc.	12,677	58
	Clear Channel Outdoor Holdings Inc.	58,827	57
*	Container Store Group Inc.	19,641	56
*,^	Casper Sleep Inc.	7,850	55
*	Potbelly Corp.	25,161	53
*	Red Lion Hotels Corp.	28,527	50
	Bluegreen Vacations Corp.	8,504	37
	CompX International Inc.	2,066	29
*	Inspired Entertainment Inc.	10,178	27
*	Vince Holding Corp.	3,662	23
*	RTW Retailwinds Inc.	37,850	17
*,^	Ascena Retail Group Inc.	9,327	16
*,^	J Jill Inc.	19,687	12
*	Smith & Wesson Brands Inc.	516	6
			252,225
Consumer Staples (3.2%)
*	Boston Beer Co. Inc. Class A	9,984	5,638
*	Helen of Troy Ltd.	30,036	5,464
*	Darling Ingredients Inc.	196,341	4,577
*	Performance Food Group Co.	152,933	4,076
	Lancaster Colony Corp.	22,571	3,464
*	Freshpet Inc.	41,119	3,173
	WD-40 Co.	16,413	3,149
	Sanderson Farms Inc.	23,785	3,140
	J&J Snack Foods Corp.	18,022	2,318
*	Edgewell Personal Care Co.	64,896	1,974
	B&G Foods Inc.	75,564	1,755
*	Hostess Brands Inc.	143,189	1,729
*	Simply Good Foods Co.	99,142	1,688
*	Cal-Maine Foods Inc.	37,810	1,685
	Vector Group Ltd.	133,230	1,523

	Coca-Cola Consolidated Inc.	5,639	1,373
	Medifast Inc.	13,317	1,363
	Universal Corp.	29,148	1,284
*	USANA Health Sciences Inc.	15,051	1,275
*	United Natural Foods Inc.	63,369	1,242
	Calavo Growers Inc.	19,522	1,142
*	BellRing Brands Inc. Class A	47,558	955
	Fresh Del Monte Produce Inc.	36,922	919
	SpartanNash Co.	42,639	913
	John B Sanfilippo & Son Inc.	10,233	890
*,^	Rite Aid Corp.	66,205	869
	PetMed Express Inc.	23,648	854
*,^	National Beverage Corp.	14,197	809
	Ingles Markets Inc. Class A	17,119	729
^	Tootsie Roll Industries Inc.	20,104	716
	Weis Markets Inc.	11,207	624
	MGP Ingredients Inc.	15,641	587
	Andersons Inc.	38,019	493
*	Chefs' Warehouse Inc.	29,164	432
*,^	Celsius Holdings Inc.	35,586	330
*	Landec Corp.	30,634	327
*	Seneca Foods Corp. Class A	8,029	293
*	Lifevantage Corp.	16,862	258
	Limoneira Co.	18,574	248
	Turning Point Brands Inc.	10,012	240
	Village Super Market Inc. Class A	9,620	230
	Oil-Dri Corp. of America	6,243	221
*	Craft Brew Alliance Inc.	13,481	204
	Alico Inc.	6,122	196
*,^	HF Foods Group Inc.	25,870	185
	Natural Grocers by Vitamin Cottage Inc.	10,457	151
*,^	New Age Beverages Corp.	90,339	136
*,^	22nd Century Group Inc.	139,426	115
*	Nature's Sunshine Products Inc.	10,323	100
*	Farmer Bros Co.	12,426	96
*,^	GNC Holdings Inc.	96,588	73
*	cbdMD Inc.	37,121	55
*	Calyxt Inc.	11,034	48
*	Greenlane Holdings Inc. Class A	11,884	41
*	Bridgford Foods Corp.	2,026	32
*,^	Pyxus International Inc.	9,832	28
*,^	Youngevity International Inc.	10,711	18
			66,447
Energy (2.3%)
*	Enphase Energy Inc.	109,797	6,389
*	CNX Resources Corp.	222,539	2,268
*	Sunrun Inc.	135,651	2,265
	Arcosa Inc.	58,056	2,216
	World Fuel Services Corp.	76,886	1,959
*	Southwestern Energy Co.	649,036	1,954
	Delek US Holdings Inc.	88,276	1,736
*	PDC Energy Inc.	119,227	1,452
*	Dril-Quip Inc.	43,319	1,317
*,^	Renewable Energy Group Inc.	44,206	1,258
	Cactus Inc.	57,245	1,092
*	Matador Resources Co.	132,439	1,038
*	NOW Inc.	130,660	973

	Archrock Inc.	151,606	963
	Golar LNG Ltd.	113,638	901
	Warrior Met Coal Inc.	62,271	877
*	Oceaneering International Inc.	119,713	769
	CVR Energy Inc.	35,973	734
*	TPI Composites Inc.	34,917	725
*	Magnolia Oil & Gas Corp. Class A	123,680	686
*	SunPower Corp.	89,154	644
	Arch Coal Inc. Class A	18,305	603
*	Ameresco Inc. Class A	27,126	582
*	Helix Energy Solutions Group Inc.	165,310	555
	NexTier Oilfield Solutions Inc.	190,030	551
*,^	Bloom Energy Corp. Class A	65,518	526
	DMC Global Inc	17,399	497
*	ProPetro Holding Corp.	95,279	472
	SM Energy Co.	133,518	470
	Brigham Minerals Inc. Class A	34,671	459
*	Select Energy Services Inc. Class A	67,964	404
*	Par Pacific Holdings Inc.	42,139	392
*	REX American Resources Corp.	6,598	387
*	Bonanza Creek Energy Inc.	22,497	380
*	Matrix Service Co.	31,165	343
*	Green Plains Inc.	39,828	341
*	Clean Energy Fuels Corp.	158,985	332
^	Liberty Oilfield Services Inc. Class A	63,560	327
*	Oil States International Inc.	76,126	323
	Berry Corp.	74,793	317
	Nabors Industries Ltd.	8,400	311
*,^	Callon Petroleum Co.	458,545	307
*	W&T Offshore Inc.	112,713	294
*	Frank's International NV	130,718	294
*	Talos Energy Inc.	23,797	289
*	Gulfport Energy Corp.	190,971	288
	SunCoke Energy Inc.	83,441	285
*,^	Northern Oil and Gas Inc.	353,552	276
	Solaris Oilfield Infrastructure Inc. Class A	36,795	255
	QEP Resources Inc.	287,127	245
*	Tidewater Inc.	50,108	239
	Peabody Energy Corp.	75,178	237
*	Exterran Corp.	34,284	220
*	RPC Inc.	68,703	219
*	Newpark Resources Inc.	106,051	214
*	CONSOL Energy Inc.	30,519	208
*	Laredo Petroleum Inc.	218,110	185
*,^	Oasis Petroleum Inc.	381,129	176
*	Trecora Resources	26,470	169
*	National Energy Services Reunited Corp.	29,712	169
*	Montage Resources Corp.	25,048	153
*	Penn Virginia Corp.	16,141	142
*	Geospace Technologies Corp.	15,619	123
*,^	Denbury Resources Inc.	574,345	122
*	Era Group Inc.	22,960	115
	NACCO Industries Inc. Class A	4,337	114
	Falcon Minerals Corp.	45,667	114
*,^	Tellurian Inc.	112,697	113
*	Comstock Resources Inc.	18,527	99
*	Natural Gas Services Group Inc.	15,135	95

*	Goodrich Petroleum Corp.	10,805	87
*	Ring Energy Inc.	71,001	85
*	Contura Energy Inc.	21,456	82
	Evolution Petroleum Corp.	32,494	79
*,^	California Resources Corp.	57,394	76
	Panhandle Oil and Gas Inc. Class A	18,103	76
*,^	Whiting Petroleum Corp.	105,945	74
*	Earthstone Energy Inc. Class A	23,555	70
*	Flotek Industries Inc.	64,358	63
*	SandRidge Energy Inc.	35,905	57
*	TETRA Technologies Inc.	141,912	47
*	PrimeEnergy Resources Corp.	568	43
*	Altus Midstream Co. Class A	59,599	41
*	Nine Energy Service Inc.	19,071	39
*	Noble Corp. plc	292,948	38
*	KLX Energy Services Holdings Inc.	25,187	37
*	SEACOR Marine Holdings Inc.	23,290	36
*	Abraxas Petroleum Corp.	182,631	36
*,^	Seadrill Ltd.	70,477	33
*	HighPoint Resources Corp.	134,606	32
*	SilverBow Resources Inc.	8,522	32
*,^	Extraction Oil & Gas Inc.	100,476	29
*,^	Forum Energy Technologies Inc.	96,218	28
*	Smart Sand Inc.	25,613	27
*	Ramaco Resources Inc.	9,878	27
*	Covia Holdings Corp.	50,041	25
*	NextDecade Corp.	14,877	23
*,^	Independence Contract Drilling Inc.	3,468	21
*	Mammoth Energy Services Inc.	16,898	21
*	Chaparral Energy Inc. Class A	34,964	17
	Hallador Energy Co.	24,321	17
	Amplify Energy Corp.	15,474	17
*	RigNet Inc.	16,713	16
*,^	Pacific Drilling SA	35,325	14
*	US Well Services Inc.	25,599	12
*,^	FTS International Inc.	1,826	11
*	NCS Multistage Holdings Inc.	13,362	7
*,^	Rosehill Resources Inc.	13,502	5
*	Unit Corp.	19,527	1
*	Diamond Offshore Drilling Inc.	520	—
			48,028
Financial Services (21.9%)
	First Industrial Realty Trust Inc.	150,764	5,711
	Rexford Industrial Realty Inc.	135,927	5,410
	EastGroup Properties Inc.	45,904	5,336
	Healthcare Realty Trust Inc.	158,260	4,859
	STAG Industrial Inc.	178,844	4,811
	First Financial Bankshares Inc.	155,603	4,768
	QTS Realty Trust Inc. Class A	68,813	4,721
	United Bankshares Inc.	148,801	4,327
	Glacier Bancorp Inc.	104,189	4,292
	Terreno Realty Corp.	78,766	4,032
	Essent Group Ltd.	121,451	4,014
	Physicians Realty Trust	225,305	3,891
	Radian Group Inc.	241,756	3,839
	Stifel Financial Corp.	79,323	3,785
	RLI Corp.	47,674	3,764

Valley National Bancorp	462,485	3,691
Selective Insurance Group Inc.	69,793	3,661
Kinsale Capital Group Inc.	24,400	3,643
Community Bank System Inc.	60,650	3,604
Blackstone Mortgage Trust Inc. Class A	152,193	3,590
* eHealth Inc.	27,223	3,550
FirstCash Inc.	49,255	3,437
* Cannae Holdings Inc.	88,181	3,248
Sabra Health Care REIT Inc.	240,867	3,242
Ares Management Corp. Class A	85,661	3,235
* Redfin Corp.	106,849	3,204
PS Business Parks Inc.	23,865	3,189
CVB Financial Corp.	159,133	3,105
Agree Realty Corp.	49,450	3,104
Houlihan Lokey Inc.	50,160	3,034
National Health Investors Inc.	50,801	2,819
Lexington Realty Trust	288,314	2,802
Independent Bank Corp.	39,603	2,751
Old National Bancorp	201,605	2,740
UMB Financial Corp.	52,775	2,706
PotlatchDeltic Corp.	78,977	2,684
Home BancShares Inc.	184,926	2,676
IBERIABANK Corp.	62,148	2,636
BancorpSouth Bank	118,275	2,629
Federated Hermes Inc.	115,582	2,559
CNO Financial Group Inc.	176,830	2,538
Piedmont Office Realty Trust Inc. Class A	149,321	2,491
Cathay General Bancorp	91,237	2,481
Washington Federal Inc.	92,305	2,387
Sunstone Hotel Investors Inc.	268,088	2,373
Investors Bancorp Inc.	270,815	2,351
American Equity Investment Life Holding Co.	107,436	2,330
CenterState Bank Corp.	143,590	2,269
Hancock Whitney Corp.	103,267	2,233
Easterly Government Properties Inc.	88,623	2,222
* Green Dot Corp. Class A	58,090	2,218
Atlantic Union Bankshares Corp.	95,175	2,203
Hannon Armstrong Sustainable Infrastructure Capital Inc.	75,467	2,189
Washington REIT	98,259	2,155
Fulton Financial Corp.	191,137	2,143
National Storage Affiliates Trust	70,741	2,123
CareTrust REIT Inc.	113,925	2,122
EVERTEC Inc.	72,769	2,119
Pebblebrook Hotel Trust	155,055	2,118
South State Corp.	39,869	2,096
Columbia Banking System Inc.	85,859	2,092
RLJ Lodging Trust	202,417	2,087
Kennedy-Wilson Holdings Inc.	146,981	2,061
International Bancshares Corp.	66,207	2,038
Ryman Hospitality Properties Inc.	58,350	1,994
ServisFirst Bancshares Inc.	56,589	1,974
* Enstar Group Ltd.	13,736	1,956
Simmons First National Corp. Class A	113,472	1,946
Hamilton Lane Inc. Class A	26,428	1,934
Moelis & Co. Class A	56,982	1,916
Capitol Federal Financial Inc.	157,023	1,841
* Genworth Financial Inc.	603,554	1,841

* PRA Group Inc.	53,941	1,840
Westamerica BanCorp	31,204	1,840
United Community Banks Inc.	93,721	1,832
Trustmark Corp.	76,572	1,822
Four Corners Property Trust Inc.	84,196	1,820
Uniti Group Inc.	220,283	1,817
First Merchants Corp.	64,160	1,800
Horace Mann Educators Corp.	49,177	1,796
Ameris Bancorp	73,381	1,778
Artisan Partners Asset Management Inc. Class A	60,009	1,738
Cohen & Steers Inc.	27,326	1,737
LTC Properties Inc.	47,104	1,734
CoreCivic Inc.	142,106	1,710
GEO Group Inc.	141,818	1,699
WSFS Financial Corp.	60,377	1,671
* Palomar Holdings Inc.	22,189	1,651
First Midwest Bancorp Inc.	126,475	1,651
WesBanco Inc.	77,046	1,650
National General Holdings Corp.	81,189	1,648
Renasant Corp.	66,305	1,599
Innovative Industrial Properties Inc.	19,561	1,599
NBT Bancorp Inc.	50,727	1,589
Mack-Cali Realty Corp.	103,954	1,581
Independent Bank Group Inc.	41,738	1,581
Hilltop Holdings Inc.	83,956	1,569
Banner Corp.	41,703	1,566
Bank of NT Butterfield & Son Ltd.	63,577	1,553
First Financial Bancorp	115,731	1,538
Global Net Lease Inc.	108,371	1,520
American Assets Trust Inc.	58,032	1,519
* Axos Financial Inc.	69,496	1,515
Apollo Commercial Real Estate Finance Inc.	183,891	1,513
Towne Bank	80,063	1,510
Pacific Premier Bancorp Inc.	69,813	1,509
Essential Properties Realty Trust Inc.	109,966	1,500
PJT Partners Inc.	27,119	1,483
Monmouth Real Estate Investment Corp.	113,784	1,477
Industrial Logistics Properties Trust	78,020	1,463
DiamondRock Hospitality Co.	241,226	1,445
Office Properties Income Trust	56,853	1,438
FGL Holdings	172,379	1,438
Universal Health Realty Income Trust	15,260	1,425
First BanCorp	258,009	1,411
AMERISAFE Inc.	22,889	1,405
First Interstate BancSystem Inc. Class A	44,928	1,404
* Cushman & Wakefield plc	135,208	1,386
Hope Bancorp Inc.	144,338	1,370
James River Group Holdings Ltd.	35,180	1,360
Northwest Bancshares Inc.	136,472	1,359
Safety Insurance Group Inc.	17,682	1,348
Urban Edge Properties	137,736	1,343
Walker & Dunlop Inc.	33,140	1,342
Heartland Financial USA Inc.	41,777	1,337
* Seacoast Banking Corp. of Florida	60,006	1,305
PennyMac Mortgage Investment Trust	118,014	1,299
Retail Opportunity Investments Corp.	137,315	1,289
Lakeland Financial Corp.	29,619	1,264

	Eagle Bancorp Inc.	38,888	1,258
	Xenia Hotels & Resorts Inc.	135,715	1,221
	Cadence BanCorp Class A	151,020	1,219
	Flagstar Bancorp Inc.	41,515	1,216
*	NMI Holdings Inc. Class A	79,103	1,215
	Argo Group International Holdings Ltd.	39,307	1,206
	Acadia Realty Trust	102,832	1,206
	City Holding Co.	19,072	1,200
	Park National Corp.	15,770	1,181
*	Encore Capital Group Inc.	37,021	1,176
	Employers Holdings Inc.	37,856	1,132
	Tompkins Financial Corp.	17,047	1,097
	OceanFirst Financial Corp.	65,467	1,093
	Independence Realty Trust Inc.	109,846	1,086
	Southside Bancshares Inc.	38,507	1,086
	First Busey Corp.	60,560	1,085
	Getty Realty Corp.	40,098	1,067
*	Cardtronics plc Class A	44,078	1,066
	Waddell & Reed Financial Inc. Class A	81,649	1,065
*	Evo Payments Inc. Class A	47,913	1,061
	Nelnet Inc. Class A	21,478	1,059
	Veritex Holdings Inc.	59,555	1,043
*,^	Trupanion Inc.	34,558	1,041
*	Focus Financial Partners Inc. Class A	36,799	1,024
	S&T Bancorp Inc.	45,740	1,017
	Diversified Healthcare Trust	284,147	1,017
*	Mr Cooper Group Inc.	90,750	1,012
	Sandy Spring Bancorp Inc.	41,467	1,006
	PennyMac Financial Services Inc.	29,931	1,005
	Investors Real Estate Trust	14,025	994
	Ladder Capital Corp.	123,937	985
*	INTL. FCStone Inc.	19,214	980
	Kite Realty Group Trust	99,947	969
	First Commonwealth Financial Corp.	117,761	963
	Great Western Bancorp Inc.	67,268	958
	Provident Financial Services Inc.	73,259	955
	Piper Sandler Cos.	15,947	951
	New York Mortgage Trust Inc.	455,621	948
	Alexander & Baldwin Inc.	82,254	939
	National Bank Holdings Corp. Class A	35,537	935
	American Finance Trust Inc.	126,900	929
	German American Bancorp Inc.	29,878	926
	TriCo Bancshares	32,145	912
	First Bancorp	35,309	898
	ProAssurance Corp.	63,938	882
*	Columbia Financial Inc.	62,265	878
	Brookline Bancorp Inc.	94,228	876
	Stewart Information Services Corp.	28,070	865
	Enterprise Financial Services Corp.	29,285	860
	BancFirst Corp.	22,467	856
	Community Healthcare Trust Inc.	23,184	844
	Heritage Financial Corp.	44,202	840
	Safehold Inc.	15,232	835
	Realogy Holdings Corp.	137,568	834
	Stock Yards Bancorp Inc.	24,422	831
*	Goosehead Insurance Inc. Class A	13,726	823
	Kearny Financial Corp.	93,592	802

iStar Inc.	71,524	782
* St. Joe Co.	40,314	776
Summit Hotel Properties Inc.	122,676	767
* Marcus & Millichap Inc.	27,627	762
NexPoint Residential Trust Inc.	23,404	748
OFG Bancorp	61,041	742
First Defiance Financial Corp.	44,609	741
Meta Financial Group Inc.	40,817	740
Newmark Group Inc. Class A	173,111	736
* Ambac Financial Group Inc.	54,595	733
TrustCo Bank Corp. NY	115,096	725
Redwood Trust Inc.	135,048	723
Virtus Investment Partners Inc.	7,769	722
Gladstone Commercial Corp.	39,365	705
First Foundation Inc.	47,201	703
Federal Agricultural Mortgage Corp. Class C	10,821	694
Boston Private Financial Holdings Inc.	100,025	687
United Fire Group Inc.	25,476	684
Cass Information Systems Inc.	16,913	682
Franklin Street Properties Corp.	126,213	674
* Triumph Bancorp Inc.	27,424	673
^ Tanger Factory Outlet Centers Inc.	108,753	669
Meridian Bancorp Inc.	57,991	668
Bryn Mawr Bank Corp.	24,035	667
Alexander's Inc.	2,549	662
Brightsphere Investment Group Inc.	78,793	658
* Third Point Reinsurance Ltd.	88,717	655
Lakeland Bancorp Inc.	58,910	654
* MBIA Inc.	91,298	646
HomeStreet Inc.	26,605	634
Universal Insurance Holdings Inc.	35,101	627
* Nicolet Bankshares Inc.	11,190	626
Preferred Bank	16,513	620
Community Trust Bancorp Inc.	18,754	616
Camden National Corp.	18,216	611
RE/MAX Holdings Inc.	21,577	604
Banc of California Inc.	54,853	601
City Office REIT Inc.	64,480	598
ConnectOne Bancorp Inc.	40,053	587
Berkshire Hills Bancorp Inc.	54,205	587
Washington Trust Bancorp Inc.	18,264	584
Allegiance Bancshares Inc.	22,731	582
Armada Hoffler Properties Inc.	67,298	580
Northfield Bancorp Inc.	52,870	578
1st Source Corp.	16,681	577
Capstead Mortgage Corp.	113,862	576
Univest Financial Corp.	33,963	558
First Financial Corp.	15,864	557
* CrossFirst Bankshares Inc.	56,981	554
ARMOUR Residential REIT Inc.	70,664	553
* Enova International Inc.	39,066	553
UMH Properties Inc.	43,868	547
RPT Realty	94,763	547
QCR Holdings Inc.	17,930	545
^ Invesco Mortgage Capital Inc.	195,997	543
Bank of Marin Bancorp	16,079	541
National Western Life Group Inc. Class A	2,761	541

	Great Southern Bancorp Inc.	13,103	531
*	Bancorp Inc.	59,881	527
	Dime Community Bancshares Inc.	36,471	526
	Central Pacific Financial Corp.	32,582	525
	Heritage Commerce Corp.	64,560	525
	Opus Bank	26,596	518
	Global Medical REIT Inc.	46,603	500
*	I3 Verticals Inc. Class A	17,243	498
*	TriState Capital Holdings Inc.	32,865	491
	RMR Group Inc. Class A	18,172	490
	FB Financial Corp.	20,596	486
	KKR Real Estate Finance Trust Inc.	29,987	486
	Colony Credit Real Estate Inc.	98,043	485
	Origin Bancorp Inc.	23,256	485
	WisdomTree Investments Inc.	161,462	483
	Ellington Financial Inc.	46,880	478
	Peoples Bancorp Inc.	21,192	476
	B Riley Financial Inc.	24,651	474
	People's Utah Bancorp	19,032	471
	First Bancshares Inc.	22,222	471
	First Community Bankshares Inc.	21,769	465
	Urstadt Biddle Properties Inc. Class A	35,974	459
	CatchMark Timber Trust Inc. Class A	58,023	455
	Horizon Bancorp Inc.	44,036	452
	First Mid Bancshares Inc.	17,706	451
	Front Yard Residential Corp.	59,858	449
	Cowen Inc.	34,060	445
	Saul Centers Inc.	14,651	445
	Banco Latinoamericano de Comercio Exterior SA	37,341	441
	Arrow Financial Corp.	15,047	440
	Bank First Corp.	7,031	438
*	Assetmark Financial Holdings Inc.	16,372	437
	TPG RE Finance Trust Inc.	58,845	436
*	LendingClub Corp.	81,250	435
	CBTX Inc.	21,255	434
*	World Acceptance Corp.	6,475	431
	Mercantile Bank Corp.	18,741	430
	Peapack-Gladstone Financial Corp.	22,545	425
	Cambridge Bancorp	7,236	420
	Live Oak Bancshares Inc.	30,935	419
	FBL Financial Group Inc. Class A	11,698	418
	Waterstone Financial Inc.	28,023	418
	State Auto Financial Corp.	20,831	415
	First of Long Island Corp.	27,183	415
	Bridge Bancorp Inc.	19,168	408
	Midland States Bancorp Inc.	26,635	399
	Franklin Financial Network Inc.	16,125	398
	Diamond Hill Investment Group Inc.	3,772	396
	Heritage Insurance Holdings Inc.	31,054	389
*	Customers Bancorp Inc.	34,332	381
	Preferred Apartment Communities Inc. Class A	54,308	380
	Republic Bancorp Inc. Class A	11,842	380
	Flushing Financial Corp.	32,877	373
	Bar Harbor Bankshares	18,753	370
	Chatham Lodging Trust	54,631	369
*	Tejon Ranch Co.	25,362	364
*,^	Citizens Inc. Class A	58,856	358

	Independent Bank Corp.	25,679	355
	Farmers National Banc Corp.	30,101	354
	Dynex Capital Inc.	26,438	340
	Capital City Bank Group Inc.	16,580	337
	West BanCorp Inc.	18,867	333
	Byline Bancorp Inc.	27,236	331
	Financial Institutions Inc.	18,448	326
	HCI Group Inc.	7,271	326
*	FRP Holdings Inc.	8,241	326
	Orchid Island Capital Inc.	77,050	321
	Hanmi Financial Corp.	35,555	321
	Jernigan Capital Inc.	26,278	317
	Granite Point Mortgage Trust Inc.	64,450	317
	Gladstone Land Corp.	21,823	316
	Sierra Bancorp	16,699	315
	American National Bankshares Inc.	12,616	314
*,^	Seritage Growth Properties	39,800	313
*	Watford Holdings Ltd.	21,023	311
*	EZCORP Inc. Class A	60,162	310
*	Amerant Bancorp Inc.	23,660	309
	CNB Financial Corp.	17,113	303
*	Donnelley Financial Solutions Inc.	37,016	302
*	Equity Bancshares Inc. Class A	18,334	299
*	Forestar Group Inc.	19,577	297
	One Liberty Properties Inc.	18,339	291
*	Atlantic Capital Bancshares Inc.	25,227	288
	Ares Commercial Real Estate Corp.	38,553	287
	New Senior Investment Group Inc.	98,019	284
	HomeTrust Bancshares Inc.	18,207	281
	Whitestone REIT	45,574	280
	Peoples Financial Services Corp.	8,461	280
	Civista Bancshares Inc.	18,250	278
*	Bridgewater Bancshares Inc.	26,471	276
	Citizens & Northern Corp.	14,079	270
	MidWestOne Financial Group Inc.	13,946	268
	Hingham Institution For Savings The	1,630	268
	Farmers & Merchants Bancorp Inc.	12,291	267
	Old Second Bancorp Inc.	34,519	266
	Ready Capital Corp.	45,000	264
*,^	eXp World Holdings Inc.	24,416	261
*,^	Paysign Inc.	35,907	259
*	BRP Group Inc. Class A	20,808	258
	Century Bancorp Inc. Class A	3,391	256
	First Bancorp Inc.	12,178	251
*	Greenlight Capital Re Ltd. Class A	34,580	250
	Sculptor Capital Management Inc. Class A	19,802	248
*	HarborOne Bancorp Inc.	31,088	248
	RBB Bancorp	19,291	248
	ACNB Corp.	9,948	247
	Global Indemnity Ltd.	10,180	247
	First Capital Inc.	4,006	246
	Luther Burbank Corp.	23,897	246
	Guaranty Bancshares Inc.	9,638	245
	Enterprise Bancorp Inc.	10,627	245
*	Southern First Bancshares Inc.	8,414	245
	PCSB Financial Corp.	18,263	244
	CTO Realty Growth Inc.	5,834	244

Oppenheimer Holdings Inc. Class A	11,298	239
Southern National Bancorp of Virginia Inc.	23,442	236
* International Money Express Inc.	21,352	236
Red River Bancshares Inc.	5,829	235
Territorial Bancorp Inc.	9,210	234
* Metropolitan Bank Holding Corp.	8,333	233
SmartFinancial Inc.	15,061	232
* Benefytt Technologies Inc. Class A	11,808	232
National Bankshares Inc.	7,488	231
Macatawa Bank Corp.	30,884	228
Farmland Partners Inc.	32,993	228
Summit Financial Group Inc.	13,429	226
* Rafael Holdings Inc. Class B	12,662	219
Southern Missouri Bancorp Inc.	8,976	218
Metrocity Bankshares Inc.	18,777	217
LCNB Corp.	14,459	215
Business First Bancshares Inc.	14,838	215
Home Bancorp Inc.	9,015	214
Ames National Corp.	10,502	211
Hersha Hospitality Trust Class A	41,057	207
Premier Financial Bancorp Inc.	15,586	207
Investors Title Co.	1,633	206
Retail Value Inc.	17,528	203
Central Valley Community Bancorp	13,358	201
FS Bancorp Inc.	4,713	199
Capstar Financial Holdings Inc.	17,264	199
* Spirit of Texas Bancshares Inc.	16,283	196
United Insurance Holdings Corp.	24,402	191
Carter Bank & Trust	26,971	190
Tiptree Inc.	31,048	189
CorePoint Lodging Inc.	47,790	189
Bluerock Residential Growth REIT Inc.	29,328	189
Amalgamated Bank Class A	16,412	184
First Internet Bancorp	11,198	180
Greenhill & Co. Inc.	18,002	179
* Richmond Mutual BanCorp Inc.	16,137	179
* PICO Holdings Inc.	21,321	179
Northrim BanCorp Inc.	7,636	176
Merchants Bancorp	10,297	176
Penns Woods Bancorp Inc.	8,131	175
Great Ajax Corp.	21,182	174
Donegal Group Inc. Class A	12,118	173
* NI Holdings Inc.	11,432	171
* FVCBankcorp Inc.	15,370	171
ESSA Bancorp Inc.	11,839	170
Westwood Holdings Group Inc.	9,561	170
Reliant Bancorp Inc.	12,046	169
Anworth Mortgage Asset Corp.	115,507	169
Independence Holding Co.	5,794	168
BCB Bancorp Inc.	17,528	168
First Choice Bancorp	11,945	168
Northeast Bank	9,778	168
Norwood Financial Corp.	6,795	166
FedNat Holding Co.	13,636	166
SB One Bancorp	9,667	164
Parke Bancorp Inc.	11,717	163
* Baycom Corp.	12,325	162

Cherry Hill Mortgage Investment Corp.	18,808	162
MVB Financial Corp.	11,384	162
Orrstown Financial Services Inc.	11,987	162
First Business Financial Services Inc.	9,738	161
* Regional Management Corp.	10,160	161
South Plains Financial Inc.	12,096	160
Timberland Bancorp Inc.	8,763	157
Bank of Commerce Holdings	20,512	157
* Howard Bancorp Inc.	15,072	155
CorEnergy Infrastructure Trust Inc.	15,309	153
Mid Penn Bancorp Inc.	8,118	151
BankFinancial Corp.	16,613	151
Evans Bancorp Inc.	6,162	151
Bank of Princeton	7,292	151
Western New England Bancorp Inc.	28,355	150
Protective Insurance Corp. Class B	10,789	149
Codorus Valley Bancorp Inc.	11,169	148
GAIN Capital Holdings Inc.	23,342	147
First Bank	19,594	146
Shore Bancshares Inc.	14,604	146
Safeguard Scientifics Inc.	23,067	146
Community Financial Corp.	6,157	146
C&F Financial Corp.	3,981	143
1st Constitution Bancorp	11,171	143
Community Bankers Trust Corp.	25,477	143
* MMA Capital Holdings Inc.	5,726	143
Investar Holding Corp.	10,930	143
First Northwest Bancorp	10,401	141
^ Washington Prime Group Inc.	218,628	140
* Select Bancorp Inc.	18,630	140
CIM Commercial Trust Corp.	14,038	139
HBT Financial Inc.	10,777	137
BBX Capital Corp.	76,091	136
Fidelity D&D Bancorp Inc.	3,553	135
Unity Bancorp Inc.	9,311	133
BRT Apartments Corp.	11,809	133
Prudential Bancorp Inc.	10,813	132
Hawthorn Bancshares Inc.	6,705	132
PCB Bancorp	14,576	131
* Esquire Financial Holdings Inc.	7,592	130
Clipper Realty Inc.	17,358	128
* Pioneer Bancorp Inc.	13,285	127
* Republic First Bancorp Inc.	52,535	125
Curo Group Holdings Corp.	18,397	123
Western Asset Mortgage Capital Corp.	61,783	122
Ohio Valley Banc Corp.	4,879	122
Franklin Financial Services Corp.	4,884	122
Colony Bankcorp Inc.	9,507	121
Braemar Hotels & Resorts Inc.	35,553	121
Level One Bancorp Inc.	6,375	120
* Stratus Properties Inc.	7,069	120
Riverview Bancorp Inc.	23,884	119
* Coastal Financial Corp.	9,345	119
* Ocwen Financial Corp.	158,375	117
Crawford & Co. Class A	19,289	116
* Malvern Bancorp Inc.	9,749	116
Mackinac Financial Corp.	10,993	116

	Bankwell Financial Group Inc.	7,867	115
	Silvercrest Asset Management Group Inc. Class A	10,154	114
	Oak Valley Bancorp	8,270	114
*	MainStreet Bancshares Inc.	8,483	113
	FNCB Bancorp Inc.	20,237	113
	Arlington Asset Investment Corp. Class A	45,882	110
*	Capital Bancorp Inc.	9,506	108
	Chemung Financial Corp.	4,242	107
	OP Bancorp	15,595	99
*	PDL Community Bancorp	11,017	99
	United Security Bancshares	15,737	96
*	Altisource Portfolio Solutions SA	6,756	96
^	AG Mortgage Investment Trust Inc.	38,529	95
	First Financial Northwest Inc.	9,693	95
	Peoples Bancorp of North Carolina Inc.	5,405	95
^	Pennsylvania REIT	82,734	93
*	ProSight Global Inc.	10,540	93
	Associated Capital Group Inc. Class A	2,258	93
	Union Bankshares Inc.	4,703	92
	Provident Financial Holdings Inc.	6,989	90
	Greene County Bancorp Inc.	3,971	87
	Provident Bancorp Inc.	10,257	87
*	Pacific Mercantile Bancorp	22,867	87
*	Maui Land & Pineapple Co. Inc.	8,071	85
	Pzena Investment Management Inc. Class A	20,656	84
*	Oportun Financial Corp.	8,615	83
	Exantas Capital Corp.	39,888	80
	GAMCO Investors Inc. Class A	6,104	79
	Marlin Business Services Corp.	10,311	77
	Cedar Realty Trust Inc.	101,230	75
	First Guaranty Bancshares Inc.	6,201	74
	Ashford Hospitality Trust Inc.	106,268	73
*	Siebert Financial Corp.	10,001	68
	Alerus Financial Corp.	3,562	65
*	CBL & Associates Properties Inc.	198,822	60
*	Medallion Financial Corp.	24,528	57
*	Professional Holding Corp. Class A	3,982	56
*	Silvergate Capital Corp. Class A	3,780	55
	Sterling Bancorp Inc.	18,662	53
*	On Deck Capital Inc.	68,376	51
	Griffin Industrial Realty Inc.	1,150	46
*	Elevate Credit Inc.	26,562	45
	Bank7 Corp.	4,424	45
*,^	Avalon GloboCare Corp.	25,130	40
	Value Line Inc.	1,274	36
*	Hallmark Financial Services Inc.	15,439	36
*	Velocity Financial Inc.	8,599	33
*	GWG Holdings Inc.	3,394	27
*	Transcontinental Realty Investors Inc.	1,236	25
*	American Realty Investors Inc.	2,874	22
*	Priority Technology Holdings Inc.	8,481	16
			461,042
Health Care (22.0%)
*	Teladoc Health Inc.	86,334	15,027
*	Repligen Corp.	62,495	8,185
*	Immunomedics Inc.	243,647	8,184
*	Quidel Corp.	42,784	7,487

*	Amedisys Inc.	37,527	7,207
*	Novocure Ltd.	103,862	7,003
*	ACADIA Pharmaceuticals Inc.	134,563	6,685
*	Haemonetics Corp.	60,329	6,617
*	MyoKardia Inc.	59,181	6,054
*	LHC Group Inc.	35,983	5,848
*	Tandem Diabetes Care Inc.	67,017	5,572
*	Acceleron Pharma Inc.	53,846	5,322
*	HealthEquity Inc.	82,782	5,130
*	Globus Medical Inc.	90,941	4,970
*	Global Blood Therapeutics Inc.	69,229	4,841
*	Iovance Biotherapeutics Inc.	145,604	4,672
*	Emergent BioSolutions Inc.	54,551	4,554
*	Syneos Health Inc.	74,377	4,536
*	Nevro Corp.	35,809	4,498
*	Wright Medical Group NV	152,024	4,492
*	Ultragenyx Pharmaceutical Inc.	65,286	4,470
*	Neogen Corp.	62,083	4,422
*	Momenta Pharmaceuticals Inc.	135,609	4,269
*	Blueprint Medicines Corp.	63,985	4,168
*	Reata Pharmaceuticals Inc. Class A	27,079	3,935
*	iRhythm Technologies Inc.	31,610	3,929
*	Halozyme Therapeutics Inc.	160,739	3,901
*	Arrowhead Pharmaceuticals Inc.	119,669	3,858
*	Amicus Therapeutics Inc.	305,650	3,813
*	Arena Pharmaceuticals Inc.	63,058	3,769
*	NuVasive Inc.	62,153	3,766
*	Livongo Health Inc.	61,470	3,684
*	PTC Therapeutics Inc.	72,200	3,661
*	Mirati Therapeutics Inc.	35,533	3,525
*	Omnicell Inc.	49,461	3,309
*	HMS Holdings Corp.	104,728	3,272
*	Natera Inc.	74,489	3,266
*	Biohaven Pharmaceutical Holding Co. Ltd.	51,225	3,200
*	FibroGen Inc.	93,883	3,139
*	LivaNova plc	58,107	3,108
*	Integer Holdings Corp.	38,873	3,078
*	Medpace Holdings Inc.	33,100	3,072
*	NeoGenomics Inc.	113,848	3,039
*	ChemoCentryx Inc.	48,671	3,037
*	Merit Medical Systems Inc.	64,172	2,887
*	Tenet Healthcare Corp.	122,635	2,669
	Ensign Group Inc.	60,357	2,639
*,^	Bridgebio Pharma Inc.	89,489	2,625
*	Insmed Inc.	106,342	2,583
*	Prestige Consumer Healthcare Inc.	60,216	2,541
*	Axsome Therapeutics Inc.	32,248	2,482
*	AMN Healthcare Services Inc.	54,865	2,434
	CONMED Corp.	32,562	2,390
*	Fate Therapeutics Inc.	72,403	2,348
*	Apellis Pharmaceuticals Inc.	68,309	2,301
*	Turning Point Therapeutics Inc.	33,115	2,293
*,^	Allogene Therapeutics Inc.	46,228	2,226
*	AtriCure Inc.	45,412	2,171
*	Intercept Pharmaceuticals Inc.	30,026	2,170
*	Kodiak Sciences Inc.	33,451	2,161
*	Pacira BioSciences Inc.	48,868	2,148

	Healthcare Services Group Inc.	88,827	2,125
*	Select Medical Holdings Corp.	131,055	2,115
*,^	Ligand Pharmaceuticals Inc.	20,460	2,078
*	STAAR Surgical Co.	53,196	2,064
*	Magellan Health Inc.	26,142	1,960
	Patterson Cos. Inc.	99,438	1,958
*	TG Therapeutics Inc.	102,784	1,917
*	BioTelemetry Inc.	39,832	1,879
*	Heron Therapeutics Inc.	100,249	1,827
*	Glaukos Corp.	46,620	1,817
*	Ironwood Pharmaceuticals Inc.	186,685	1,816
*	Novavax Inc.	38,596	1,777
*	Invitae Corp.	103,902	1,748
*	Corcept Therapeutics Inc.	114,877	1,739
*	Denali Therapeutics Inc.	62,190	1,731
*	Xencor Inc.	56,485	1,709
*,^	Editas Medicine Inc.	61,700	1,670
*,^	Inovio Pharmaceuticals Inc.	112,863	1,665
*	Akebia Therapeutics Inc.	141,889	1,652
*	Portola Pharmaceuticals Inc.	91,774	1,647
*	Avanos Medical Inc.	56,646	1,646
*	Epizyme Inc.	92,957	1,631
*	Cardiovascular Systems Inc.	41,316	1,600
*	CareDx Inc.	49,349	1,585
	Luminex Corp.	50,381	1,570
*	Adverum Biotechnologies Inc	75,909	1,566
*	Sangamo Therapeutics Inc.	138,526	1,550
*,^	Allakos Inc.	23,323	1,516
*	REGENXBIO Inc.	40,152	1,512
*	Zogenix Inc.	51,360	1,496
*	Theravance Biopharma Inc.	58,767	1,484
*	Addus HomeCare Corp.	14,942	1,479
*	Deciphera Pharmaceuticals Inc.	25,210	1,477
*	Supernus Pharmaceuticals Inc.	59,255	1,429
*	Veracyte Inc.	56,633	1,412
*	Principia Biopharma Inc.	22,067	1,410
*	Coherus Biosciences Inc.	75,004	1,398
*	Cytokinetics Inc.	66,447	1,376
*	Dicerna Pharmaceuticals Inc.	63,703	1,374
*	Alector Inc.	41,438	1,355
*	Shockwave Medical Inc.	30,445	1,340
*	Intra-Cellular Therapies Inc.	63,442	1,325
*	R1 RCM Inc.	124,411	1,320
*	Karyopharm Therapeutics Inc.	71,303	1,318
*	Inspire Medical Systems Inc.	16,119	1,314
*,^	Esperion Therapeutics Inc.	30,470	1,291
*	Revance Therapeutics Inc.	61,467	1,285
*	Madrigal Pharmaceuticals Inc.	10,866	1,261
*	Tabula Rasa HealthCare Inc.	23,430	1,252
*	NanoString Technologies Inc.	40,878	1,248
*	Myriad Genetics Inc.	85,235	1,238
*	Allscripts Healthcare Solutions Inc.	194,847	1,231
*	Arcus Biosciences Inc.	39,022	1,223
*	Twist Bioscience Corp.	31,496	1,195
*	Karuna Therapeutics Inc.	12,594	1,182
*	Enanta Pharmaceuticals Inc.	22,852	1,177
*	Cerus Corp.	188,006	1,169

	US Physical Therapy Inc.	15,098	1,119
*	Providence Service Corp.	13,821	1,113
	Atrion Corp.	1,706	1,095
*	MacroGenics Inc.	56,844	1,094
*	Y-mAbs Therapeutics Inc.	28,505	1,088
*	Innoviva Inc.	76,815	1,073
*	OraSure Technologies Inc.	73,713	1,072
*	Tactile Systems Technology Inc.	21,890	1,061
*,^	OPKO Health Inc.	464,037	1,058
*	Endo International plc	269,459	1,040
*	CryoLife Inc.	43,500	989
	National HealthCare Corp.	14,663	983
*	Phreesia Inc.	32,614	956
*	ImmunoGen Inc.	203,751	954
*	Mersana Therapeutics Inc.	41,923	949
*,^	Omeros Corp.	61,389	913
*,^	Aimmune Therapeutics Inc.	54,226	901
*	Athenex Inc.	82,428	896
*	Natus Medical Inc.	40,247	861
*	RadNet Inc.	50,517	861
*	Kadmon Holdings Inc.	193,246	858
*	Collegium Pharmaceutical Inc.	38,818	856
*	Translate Bio Inc.	40,972	849
*	Arvinas Inc.	25,485	848
*	Varex Imaging Corp.	44,952	843
*	BioCryst Pharmaceuticals Inc.	185,344	833
*	Inogen Inc.	21,857	831
*	Intellia Therapeutics Inc.	46,859	821
	National Research Corp.	14,427	818
*	Axonics Modulation Technologies Inc.	22,219	815
*	Brookdale Senior Living Inc.	222,545	815
*	Amphastar Pharmaceuticals Inc.	43,401	809
*	Constellation Pharmaceuticals Inc.	22,680	806
*	Hanger Inc.	43,454	798
*	Codexis Inc.	63,808	793
*	Retrophin Inc.	49,992	784
*	Evolent Health Inc. Class A	88,196	783
*	Meridian Bioscience Inc.	50,496	781
*,^	Sorrento Therapeutics Inc.	153,784	777
*	Vericel Corp	53,877	775
*	Pennant Group Inc.	30,364	774
*	Cara Therapeutics Inc.	47,196	749
*,^	1Life Healthcare Inc.	23,154	748
*	Silk Road Medical Inc.	19,244	736
*	Heska Corp.	8,374	736
*	Vanda Pharmaceuticals Inc.	62,628	734
*	Orthofix Medical Inc.	21,450	731
*,^	PetIQ Inc.	23,724	728
*	Rocket Pharmaceuticals Inc.	38,610	726
*	CorVel Corp.	10,618	721
*	Atara Biotherapeutics Inc.	62,565	720
*	Aerie Pharmaceuticals Inc.	51,112	717
*	HealthStream Inc.	31,400	715
*	Tricida Inc.	26,388	709
*	Amneal Pharmaceuticals Inc.	143,223	698
*	Kura Oncology Inc.	40,765	697
*	Rhythm Pharmaceuticals Inc.	35,546	689

*	Radius Health Inc.	54,370	688
*	G1 Therapeutics Inc.	40,182	682
*	NextGen Healthcare Inc.	65,645	677
*	Assembly Biosciences Inc.	34,250	668
*,^	ZIOPHARM Oncology Inc.	224,620	665
*	Eidos Therapeutics Inc.	13,588	665
*	Cue Biopharma Inc.	23,677	655
*	Stemline Therapeutics Inc.	54,375	646
	Phibro Animal Health Corp. Class A	24,621	645
*	Krystal Biotech Inc.	12,479	642
*	Lantheus Holdings Inc.	46,020	632
*,^	Cortexyme Inc.	13,698	631
*	GenMark Diagnostics Inc.	65,730	624
*	Health Catalyst Inc.	22,882	621
*	Gossamer Bio Inc.	51,062	620
*	Dynavax Technologies Corp.	100,633	616
*	Pacific Biosciences of California Inc.	171,426	603
*	Tivity Health Inc.	56,406	601
	Owens & Minor Inc.	74,201	588
*	NGM Biopharmaceuticals Inc.	29,447	581
*,^	Corbus Pharmaceuticals Holdings Inc.	77,626	579
*	Surmodics Inc.	15,655	579
*	Stoke Therapeutics Inc.	20,687	572
*	AnaptysBio Inc.	29,823	569
*	Avrobio Inc.	27,650	559
*	Option Care Health Inc.	36,665	557
*	Antares Pharma Inc.	193,400	555
*	Ardelyx Inc.	75,561	554
*	Black Diamond Therapeutics Inc.	14,180	554
*	OrthoPediatrics Corp.	11,946	551
*	Eagle Pharmaceuticals Inc.	10,743	551
*	Phathom Pharmaceuticals Inc.	12,996	549
*	Triple-S Management Corp. Class B	27,589	549
*	NextCure Inc.	17,415	544
*	Viking Therapeutics Inc.	75,905	543
*,^	UroGen Pharma Ltd.	22,679	532
*	Anika Therapeutics Inc.	15,873	532
*,^	CEL-SCI Corp.	39,534	527
	LeMaitre Vascular Inc.	19,548	526
*	Prothena Corp. plc	48,678	519
*	REVOLUTION Medicines Inc.	16,619	511
*	Catalyst Pharmaceuticals Inc.	116,767	503
*	BioDelivery Sciences International Inc.	101,582	486
*	Agenus Inc.	129,561	483
*	SpringWorks Therapeutics Inc.	12,632	481
*	CytomX Therapeutics Inc.	54,229	480
*	Vapotherm Inc.	17,693	471
*,^	Athersys Inc.	160,859	468
*	BioSpecifics Technologies Corp.	7,466	464
*	Flexion Therapeutics Inc.	40,279	460
*	AngioDynamics Inc.	44,228	452
*	Progenics Pharmaceuticals Inc.	105,578	448
*	Quanterix Corp.	16,099	444
*	PDL BioPharma Inc.	133,843	438
*	Applied Therapeutics Inc.	9,603	437
*	MEI Pharma Inc.	119,315	436
*	Castle Biosciences Inc.	11,152	429

*	Syndax Pharmaceuticals Inc.	26,428	428
*	Homology Medicines Inc.	30,026	428
*,^	Clovis Oncology Inc.	60,523	419
*	Intersect ENT Inc.	37,224	415
	Utah Medical Products Inc.	4,145	412
*	Arcutis Biotherapeutics Inc.	12,250	411
*	Syros Pharmaceuticals Inc.	41,435	406
*	Albireo Pharma Inc.	15,025	402
*	SI-BONE Inc.	22,596	395
*	Axogen Inc.	40,724	395
*,^	VBI Vaccines Inc.	181,203	395
*	Rigel Pharmaceuticals Inc.	200,463	392
*	SIGA Technologies Inc.	65,212	391
*	Avid Bioservices Inc.	66,550	389
*	Spectrum Pharmaceuticals Inc.	131,875	388
*	IGM Biosciences Inc.	5,971	387
*	Surgery Partners Inc.	28,576	383
*	Bioxcel Therapeutics Inc.	8,212	382
*	Calithera Biosciences Inc.	65,688	382
*	Scholar Rock Holding Corp.	20,591	379
*	CytoSorbents Corp.	36,727	375
*	Atreca Inc.	20,258	374
*	Puma Biotechnology Inc.	36,467	372
*	Molecular Templates Inc.	23,954	372
*	Odonate Therapeutics Inc.	11,356	371
*	Beam Therapeutics Inc.	14,448	369
*,^	Zynex Inc.	18,884	366
*	Voyager Therapeutics Inc.	29,586	358
*	Geron Corp.	219,201	353
*	Fluidigm Corp.	80,491	351
*	Protagonist Therapeutics Inc.	21,224	351
*	Ocular Therapeutix Inc.	49,438	348
*	Progyny Inc.	13,935	348
*	Kala Pharmaceuticals Inc.	27,981	344
*	Kiniksa Pharmaceuticals Ltd. Class A	16,492	344
*	ANI Pharmaceuticals Inc.	10,855	337
*	Concert Pharmaceuticals Inc.	31,560	335
*	MannKind Corp.	221,764	335
*	Eiger BioPharmaceuticals Inc	27,717	335
	Computer Programs and Systems Inc.	15,113	334
*	Community Health Systems Inc.	104,407	329
*	AMAG Pharmaceuticals Inc.	40,054	309
*,^	Viela Bio Inc.	6,483	304
*	Cymabay Therapeutics Inc.	81,919	304
*	MeiraGTx Holdings plc	20,300	301
*	Replimune Group Inc.	15,880	298
*	Precision BioSciences Inc.	42,491	298
*	Fulcrum Therapeutics Inc.	14,859	296
*,^	TherapeuticsMD Inc.	260,372	294
*,^	Lannett Co. Inc.	38,452	294
*	Vir Biotechnology Inc.	8,492	290
*	Affimed NV	87,004	286
*,^	Mallinckrodt plc	99,593	281
*	UNITY Biotechnology Inc.	33,811	277
*	Prevail Therapeutics Inc.	16,510	275
*	SeaSpine Holdings Corp.	25,573	272
*	ADMA Biologics Inc.	82,738	272

*	Aeglea BioTherapeutics Inc.	30,858	272
*	WaVe Life Sciences Ltd.	26,639	271
*,^	Accelerate Diagnostics Inc.	32,002	267
*	Rubius Therapeutics Inc.	41,377	267
*	MediciNova Inc.	49,713	265
*	Morphic Holding Inc.	12,604	262
*	Personalis Inc.	22,055	261
*	Pfenex Inc.	35,401	259
*	Beyondspring Inc.	15,174	258
*	Aduro Biotech Inc.	78,205	256
*	Akero Therapeutics Inc.	9,849	250
*	Chiasma Inc.	39,601	248
	Invacare Corp.	39,949	246
*	Marinus Pharmaceuticals Inc.	96,747	246
*	Anavex Life Sciences Corp.	58,140	239
*	ChromaDex Corp.	48,960	236
*	Joint Corp.	15,471	234
*	Seres Therapeutics Inc.	42,231	232
*,^	Akcea Therapeutics Inc.	15,005	224
*	TransMedics Group Inc.	16,895	223
*	Crinetics Pharmaceuticals Inc.	13,635	223
*	Cutera Inc.	16,639	221
*	Accuray Inc.	104,881	220
*,^	ViewRay Inc.	124,118	217
*,^	XBiotech Inc.	15,539	217
*	Xeris Pharmaceuticals Inc.	41,866	215
*	Abeona Therapeutics Inc.	64,302	213
*	Five Prime Therapeutics Inc.	40,069	212
*	Alphatec Holdings Inc.	46,248	206
*	Aprea Therapeutics Inc.	7,623	205
*	Magenta Therapeutics Inc.	22,715	201
*	Pieris Pharmaceuticals Inc.	55,652	200
*	Cellular Biomedicine Group Inc.	14,235	196
*	Harpoon Therapeutics Inc.	8,855	193
*,^	Precigen Inc.	86,471	190
*	Kindred Biosciences Inc.	44,304	190
*	Oyster Point Pharma Inc.	6,665	190
*	Apollo Medical Holdings Inc.	9,954	188
*	OptimizeRx Corp.	16,505	188
*	Gritstone Oncology Inc.	28,974	187
*	Chimerix Inc.	57,598	180
*	RTI Surgical Holdings Inc.	65,989	180
*	Spero Therapeutics Inc.	15,165	179
*,^	BioSig Technologies Inc.	18,937	178
*	Sientra Inc.	45,760	178
*	Paratek Pharmaceuticals Inc.	39,612	176
*,^	Evofem Biosciences Inc.	32,122	175
*	Apyx Medical Corp.	39,411	175
*	Verrica Pharmaceuticals Inc.	15,154	174
*	Kezar Life Sciences Inc.	36,457	174
*,^	Catasys Inc.	8,504	168
*	KalVista Pharmaceuticals Inc.	14,924	168
*	Rockwell Medical Inc.	77,218	165
*	CASI Pharmaceuticals Inc.	59,827	158
*	X4 Pharmaceuticals Inc.	18,166	155
*	Enzo Biochem Inc.	52,924	151
*	Strongbridge Biopharma plc	43,617	149

*	Misonix Inc.	10,672	149
*	Liquidia Technologies Inc.	15,912	147
*,^	Galectin Therapeutics Inc.	48,301	146
*,^	Zynerba Pharmaceuticals Inc.	27,535	145
*	BioLife Solutions Inc.	8,626	142
*,^	Optinose Inc.	32,592	141
*	TCR2 Therapeutics Inc.	13,806	139
*	Satsuma Pharmaceuticals Inc.	5,236	137
*	Palatin Technologies Inc.	270,234	137
*	Aldeyra Therapeutics Inc.	27,449	135
*	IntriCon Corp.	9,476	134
*,^	CorMedix Inc.	30,042	133
*	American Renal Associates Holdings Inc.	21,436	133
*	Menlo Therapeutics Inc.	55,075	132
*	Minerva Neurosciences Inc.	35,316	131
*,^	AcelRx Pharmaceuticals Inc.	92,867	129
*	Hookipa Pharma Inc.	11,804	129
*	Sutro Biopharma Inc.	12,667	127
*,^	Frequency Therapeutics Inc.	6,800	126
*	iRadimed Corp.	5,367	125
*	Mustang Bio Inc.	32,922	123
*,^	Pulse Biosciences Inc.	13,480	123
*	La Jolla Pharmaceutical Co.	24,382	115
*	Lineage Cell Therapeutics Inc.	129,646	114
*	Cyclerion Therapeutics Inc.	28,496	113
*	GlycoMimetics Inc.	39,807	113
*	Tyme Technologies Inc.	70,976	109
*	Recro Pharma Inc.	23,349	106
*	Mirum Pharmaceuticals Inc.	6,112	103
*	Jounce Therapeutics Inc.	18,975	102
*	Eloxx Pharmaceuticals Inc.	29,677	101
*,^	Evolus Inc.	21,845	100
*	Savara Inc.	40,300	98
*,^	Kaleido Biosciences Inc.	13,437	97
*	PhaseBio Pharmaceuticals Inc.	15,993	96
*	Castlight Health Inc. Class B	119,558	94
*	Lexicon Pharmaceuticals Inc.	49,299	94
*	89bio Inc.	3,498	90
*	Checkpoint Therapeutics Inc.	41,380	88
*	Genesis Healthcare Inc.	99,951	86
*	Cerecor Inc.	26,215	85
*	Assertio Holdings Inc.	77,705	77
*	Oncocyte Corp.	27,712	77
*	Adamas Pharmaceuticals Inc.	27,232	75
*	Conformis Inc.	74,871	74
*,^	Marker Therapeutics Inc.	32,055	73
*,^	Evelo Biosciences Inc.	16,458	72
*	Solid Biosciences Inc.	23,501	69
*,^	Senseonics Holdings Inc.	147,571	69
*,^	Soliton Inc.	6,795	68
*	LogicBio Therapeutics Inc.	9,817	67
*	Celcuity Inc.	6,834	67
*	Cabaletta Bio Inc.	7,738	66
*	EyePoint Pharmaceuticals Inc.	74,625	64
*	Osmotica Pharmaceuticals plc	10,722	64
*	Enochian Biosciences Inc.	16,300	58
*	Axcella Health Inc.	9,204	55

*	Organogenesis Holdings Inc. Class A	13,328	55
*	Aclaris Therapeutics Inc.	36,476	51
*	Synlogic Inc.	18,105	45
*	Exagen Inc.	3,904	45
*	RAPT Therapeutics Inc.	2,339	43
*	resTORbio Inc.	19,368	42
*,^	Baudax Bio Inc.	9,360	40
*	Centogene NV	2,227	39
*,^	Acorda Therapeutics Inc.	51,984	39
*	Millendo Therapeutics Inc.	14,606	39
*	Tocagen Inc.	25,153	30
*,^	AgeX Therapeutics Inc.	25,820	29
*	Neuronetics Inc.	15,766	29
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	32,046	28
*,^	PolarityTE Inc.	24,952	24
*	Galera Therapeutics Inc.	2,176	23
*	Acer Therapeutics Inc.	6,531	20
*	Tela Bio Inc.	1,339	18
*	ElectroCore Inc.	16,389	15
*	TransEnterix Inc.	21,247	9
*	Akorn Inc.	91,337	8
*,^	Pulse Biosciences Inc. Rights	13,228	6
*,§	Oncternal Therapeutics Inc. CVR	846	2
*,§	Synergy Pharmaceuticals Inc.	224,815	1
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	1,953	1
			461,755
Materials & Processing (6.2%)
*	Trex Co. Inc.	70,298	8,444
*	TopBuild Corp.	40,006	4,588
	Simpson Manufacturing Co. Inc.	53,473	4,281
*	RBC Bearings Inc.	28,974	4,075
	Balchem Corp.	38,429	3,868
	Rexnord Corp.	127,006	3,823
	UFP Industries Inc.	71,076	3,250
	Louisiana-Pacific Corp.	134,589	3,178
*	Builders FirstSource Inc.	135,920	2,828
	PolyOne Corp.	109,963	2,725
	Quaker Chemical Corp.	15,735	2,688
	AAON Inc.	48,954	2,652
*	Novagold Resources Inc.	276,470	2,643
*	Ingevity Corp.	50,171	2,643
	Sensient Technologies Corp.	50,492	2,531
^	Cleveland-Cliffs Inc.	471,675	2,462
	Commercial Metals Co.	140,841	2,417
	Stepan Co.	24,546	2,385
	Advanced Drainage Systems Inc.	51,697	2,292
	HB Fuller Co.	60,653	2,282
	Innospec Inc.	28,961	2,233
*	BMC Stock Holdings Inc.	79,357	2,077
*	Summit Materials Inc. Class A	135,598	2,060
	Hecla Mining Co.	617,679	2,051
	Minerals Technologies Inc.	41,019	2,023
	Compass Minerals International Inc.	40,687	1,960
*	Masonite International Corp.	29,316	1,946
	Mueller Industries Inc.	65,975	1,767
	Mueller Water Products Inc. Class A	187,911	1,755
*	Installed Building Products Inc.	27,191	1,748

*	Gibraltar Industries Inc.	38,635	1,700
*	Coeur Mining Inc.	285,178	1,640
	Comfort Systems USA Inc.	43,264	1,601
*	Beacon Roofing Supply Inc.	64,980	1,600
	Boise Cascade Co.	46,523	1,583
	Worthington Industries Inc.	46,611	1,395
	Patrick Industries Inc.	26,826	1,391
	Kaiser Aluminum Corp.	18,726	1,344
	Carpenter Technology Corp.	56,667	1,324
*	GCP Applied Technologies Inc.	65,048	1,310
	Materion Corp.	24,168	1,269
*	Livent Corp.	175,856	1,185
*	Ferro Corp.	98,249	1,181
	Schweitzer-Mauduit International Inc.	37,165	1,129
*	JELD-WEN Holding Inc.	81,136	1,106
	Greif Inc. Class A	31,673	1,076
	Neenah Inc.	20,116	1,017
*	GMS Inc.	48,536	994
	Trinseo SA	47,335	974
*	PGT Innovations Inc.	68,292	929
	Chase Corp.	8,836	881
	PH Glatfelter Co.	52,675	812
	Orion Engineered Carbons SA	72,457	801
	Griffon Corp.	43,926	738
	Tronox Holdings plc Class A	109,940	730
	Apogee Enterprises Inc.	30,862	637
*	Verso Corp.	41,279	594
	Myers Industries Inc.	42,769	582
*	PQ Group Holdings Inc.	45,463	571
*	Kraton Corp.	37,300	569
*	MRC Global Inc.	93,562	554
*	Clearwater Paper Corp.	18,974	550
	Hawkins Inc.	11,868	509
	Quanex Building Products Corp.	38,981	483
	Schnitzer Steel Industries Inc.	30,705	482
	Tredegar Corp.	31,414	481
	American Vanguard Corp.	35,032	466
*	AdvanSix Inc.	33,761	400
	FutureFuel Corp.	30,558	400
*	US Concrete Inc.	19,046	397
	Insteel Industries Inc.	22,424	396
*	Koppers Holdings Inc.	22,052	365
*	UFP Technologies Inc.	8,042	364
*	Century Aluminum Co.	59,699	356
	Omega Flex Inc.	3,460	354
	Haynes International Inc.	14,570	333
*	Foundation Building Materials Inc.	23,788	317
	Caesarstone Ltd.	26,838	299
*	Cornerstone Building Brands Inc.	54,641	296
*	Northwest Pipe Co.	11,349	285
	Gold Resource Corp.	70,961	277
*,^	Amyris Inc.	70,584	263
	Kronos Worldwide Inc.	26,925	263
	Greif Inc. Class B	6,737	258
	US Silica Holdings Inc.	87,196	257
*	Unifi Inc.	17,138	235
	NN Inc.	49,910	223

*,^	Uranium Energy Corp.	208,973	219
*	Energy Fuels Inc.	116,700	201
*	Forterra Inc.	22,215	196
*	Veritiv Corp.	15,356	191
	United States Lime & Minerals Inc.	2,336	173
*	TimkenSteel Corp.	47,586	167
*	LB Foster Co. Class A	11,787	144
*	Intrepid Potash Inc.	112,636	139
	Rayonier Advanced Materials Inc.	57,379	125
	Olympic Steel Inc.	11,072	122
	Eastern Co.	6,306	118
*	Concrete Pumping Holdings Inc.	31,083	103
	Culp Inc.	13,274	102
*	Ryerson Holding Corp.	19,071	95
*	Synalloy Corp.	9,924	93
*	Select Interior Concepts Inc. Class A	24,840	80
*	BlueLinx Holdings Inc.	10,761	74
*	Armstrong Flooring Inc.	20,895	71
*	Marrone Bio Innovations Inc.	63,787	68
	NL Industries Inc.	9,362	29
*	LSB Industries Inc.	25,909	28
	Valhi Inc.	35,662	28
			130,767
Other (0.0%)1
*	Selectquote Inc.	3,017	83
*	Zentalis Pharmaceuticals Inc.	890	47
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		6,201	28
*	ORIC Pharmaceuticals Inc.	591	17
*	Inari Medical Inc.	303	13
*	Keros Therapeutics Inc.	448	13
*	Lyra Therapeutics Inc.	586	9
*,§	NewStar Financial Inc. CVR	18,788	5
*,§	Media General Inc. CVR	85,418	3
*,§	Omthera Pharmeceuticals Rights	2,012	1
*	Primo Water Corp.	1	—
*,§	Clinical Data CVR	913	—
			219
Producer Durables (12.7%)
*	Generac Holdings Inc.	73,154	8,140
	MAXIMUS Inc.	76,001	5,474
*	FTI Consulting Inc.	44,511	5,362
*	Axon Enterprise Inc.	69,737	5,297
	Tetra Tech Inc.	65,239	5,147
	MSA Safety Inc.	42,211	5,021
	Exponent Inc.	61,774	4,586
	EMCOR Group Inc.	66,621	4,234
*	Proto Labs Inc.	32,188	4,067
	KBR Inc.	169,193	3,968
*	Aerojet Rocketdyne Holdings Inc.	87,248	3,826
*	ASGN Inc.	60,988	3,756
*	Saia Inc.	30,989	3,360
	UniFirst Corp.	18,079	3,251
	EnerSys	50,938	3,224
	John Bean Technologies Corp.	37,211	3,057
	Brady Corp. Class A	57,823	2,956
*	TriNet Group Inc.	52,603	2,826

*	MasTec Inc.	71,559	2,802
	Franklin Electric Co. Inc.	55,104	2,795
*	Casella Waste Systems Inc.	54,742	2,789
	Watts Water Technologies Inc. Class A	32,980	2,743
	Kennametal Inc.	97,933	2,717
*	Advanced Disposal Services Inc.	86,448	2,695
	Applied Industrial Technologies Inc.	45,767	2,654
*	Itron Inc.	40,900	2,635
	GATX Corp.	41,776	2,621
	ESCO Technologies Inc.	30,587	2,527
	Werner Enterprises Inc.	53,895	2,491
*	ExlService Holdings Inc.	40,130	2,455
	ABM Industries Inc.	79,465	2,442
	Brink's Co.	59,875	2,401
	Altra Industrial Motion Corp.	76,732	2,379
	Insperity Inc.	44,110	2,287
	Hillenbrand Inc.	87,677	2,257
	Albany International Corp.	36,440	2,197
	Barnes Group Inc.	56,153	2,121
*	SPX Corp.	52,376	2,094
	Badger Meter Inc.	34,084	2,086
	Federal Signal Corp.	71,570	2,086
	Otter Tail Corp.	47,417	2,035
*,^	Cimpress plc	22,476	2,026
*	Kratos Defense & Security Solutions Inc.	108,181	2,007
	Korn Ferry	66,238	2,004
	Moog Inc. Class A	36,897	2,003
	Triton International Ltd.	64,331	1,962
	SkyWest Inc.	58,623	1,880
*	AeroVironment Inc.	25,572	1,811
*	Hub Group Inc. Class A	38,477	1,800
*	SPX FLOW Inc.	50,257	1,738
*	Chart Industries Inc.	43,082	1,691
	Mobile Mini Inc.	52,500	1,682
	Forward Air Corp.	33,791	1,679
*	Verra Mobility Corp. Class A	153,013	1,669
	Allegiant Travel Co.	15,612	1,663
	Herman Miller Inc.	70,146	1,615
	McGrath RentCorp	28,857	1,609
	Belden Inc.	46,459	1,581
	Cubic Corp.	37,553	1,548
*	Dycom Industries Inc.	36,606	1,541
*	OSI Systems Inc.	20,243	1,534
*	Atkore International Group Inc.	56,992	1,530
*	Air Transport Services Group Inc.	70,181	1,512
*,^	Plug Power Inc.	357,958	1,507
*	Navistar International Corp.	59,286	1,490
	Matson Inc.	50,548	1,444
	ICF International Inc.	21,755	1,427
*	CBIZ Inc.	61,132	1,385
	Tennant Co.	21,585	1,380
	Rush Enterprises Inc. Class A	32,991	1,373
	Kaman Corp.	33,144	1,326
	HNI Corp.	51,581	1,314
*	Allegheny Technologies Inc.	151,171	1,312
*	Vicor Corp.	21,407	1,305
	CSW Industrials Inc.	17,810	1,274

	Kadant Inc.	13,159	1,274
*	TriMas Corp.	53,664	1,269
	Covanta Holding Corp.	140,741	1,267
	Helios Technologies Inc.	35,223	1,260
	Mesa Laboratories Inc.	4,756	1,257
*	Sykes Enterprises Inc.	45,817	1,249
*	Huron Consulting Group Inc.	26,913	1,245
	Steelcase Inc. Class A	105,546	1,222
	Lindsay Corp.	12,919	1,213
	Alamo Group Inc.	11,689	1,208
	Heartland Express Inc.	55,106	1,207
	Marten Transport Ltd.	47,129	1,206
	Terex Corp.	76,153	1,197
	Enerpac Tool Group Corp. Class A	66,108	1,183
	Encore Wire Corp.	24,363	1,176
	Deluxe Corp.	50,225	1,172
*	FARO Technologies Inc.	20,748	1,168
	Astec Industries Inc.	26,517	1,126
	EnPro Industries Inc.	24,676	1,112
*	Atlas Air Worldwide Holdings Inc.	27,979	1,093
*,^	Spirit Airlines Inc.	81,946	1,061
*	Harsco Corp.	94,084	1,050
	Granite Construction Inc.	56,659	997
	AZZ Inc.	31,229	989
	Douglas Dynamics Inc.	26,905	983
	US Ecology Inc.	28,999	976
^	SFL Corp. Ltd.	96,468	957
*	Welbilt Inc.	155,924	948
	Scorpio Tankers Inc.	52,868	938
	Raven Industries Inc.	43,210	927
*	CryoPort Inc.	37,677	926
	TTEC Holdings Inc.	20,890	885
	Primoris Services Corp.	52,512	876
	Columbus McKinnon Corp.	27,816	846
*	Herc Holdings Inc.	29,138	830
	Greenbrier Cos. Inc.	38,737	822
	AAR Corp.	39,997	807
	Standex International Corp.	14,897	788
	DHT Holdings Inc.	132,671	788
	Hawaiian Holdings Inc.	53,953	779
^	Nordic American Tankers Ltd.	167,863	767
*	Vectrus Inc.	13,426	737
	Kforce Inc.	24,234	732
*	TrueBlue Inc.	46,768	723
	ACCO Brands Corp.	115,803	717
	International Seaways Inc.	30,504	692
	Spartan Motors Inc.	40,221	687
*	Great Lakes Dredge & Dock Corp.	73,513	681
	ArcBest Corp.	30,188	676
*	Echo Global Logistics Inc.	32,542	674
	H&E Equipment Services Inc.	38,523	660
	Argan Inc.	17,791	658
	Gorman-Rupp Co.	21,288	653
	Knoll Inc.	59,227	625
*	Thermon Group Holdings Inc.	38,377	615
	Wabash National Corp.	63,635	608
	Kelly Services Inc. Class A	40,230	603

* NV5 Global Inc.	12,562	592
* SEACOR Holdings Inc.	21,114	566
* Aegion Corp.	36,964	555
* MYR Group Inc.	19,156	552
Ennis Inc.	30,942	551
* BrightView Holdings Inc.	37,931	519
* Textainer Group Holdings Ltd.	63,267	518
* Tutor Perini Corp.	48,311	507
Teekay Tankers Ltd. Class A	29,148	507
Heidrick & Struggles International Inc.	22,646	502
* Conduent Inc.	205,185	490
Pitney Bowes Inc.	202,270	479
Kimball International Inc. Class B	42,234	473
Luxfer Holdings plc	33,018	462
Hyster-Yale Materials Handling Inc.	12,295	450
Barrett Business Services Inc.	8,754	444
Triumph Group Inc.	59,026	442
MTS Systems Corp.	23,549	415
* Ducommun Inc.	12,789	412
* Forrester Research Inc.	13,002	408
Hackett Group Inc.	29,461	406
Resources Connection Inc.	36,957	406
* Construction Partners Inc. Class A	22,561	399
* Manitowoc Co. Inc.	42,457	397
Miller Industries Inc.	13,336	395
* CIRCOR International Inc.	23,244	374
* CAI International Inc.	19,556	368
CRA International Inc.	9,075	367
* Diamond S Shipping Inc.	32,671	358
* Energy Recovery Inc.	45,228	348
* DXP Enterprises Inc.	19,416	342
* Modine Manufacturing Co.	58,960	315
* Napco Security Technologies Inc.	13,746	312
Allied Motion Technologies Inc.	8,389	304
* Heritage-Crystal Clean Inc.	17,633	299
* Vishay Precision Group Inc.	12,441	294
* Willdan Group Inc.	11,906	291
Powell Industries Inc.	10,611	282
* Sterling Construction Co. Inc.	31,091	281
Costamare Inc.	60,435	278
VSE Corp.	10,376	270
Park Aerospace Corp.	22,176	269
* Dorian LPG Ltd.	31,726	261
* Blue Bird Corp.	17,994	258
* Cross Country Healthcare Inc.	42,047	255
* Franklin Covey Co.	11,637	248
Hurco Cos. Inc.	7,858	246
* Astronics Corp.	26,756	244
* Teekay Corp.	81,615	239
* Titan Machinery Inc.	22,461	235
Ardmore Shipping Corp.	39,496	231
* IES Holdings Inc.	9,744	228
* Lydall Inc.	20,231	219
* Transcat Inc.	8,548	214
REV Group Inc.	32,301	197
* CECO Environmental Corp.	36,339	193
* Covenant Transportation Group Inc. Class A	14,671	185

*	Radiant Logistics Inc.	46,117	184
*	American Superconductor Corp.	25,175	183
	Rush Enterprises Inc. Class B	4,946	181
	Preformed Line Products Co.	3,637	181
*	Team Inc.	34,937	172
*	Overseas Shipholding Group Inc. Class A	77,589	171
	GasLog Ltd.	48,159	165
*	DHI Group Inc	59,280	158
*	Lawson Products Inc.	4,952	154
*	Daseke Inc.	54,946	152
*	Acacia Research Corp.	58,569	152
	Park-Ohio Holdings Corp.	10,338	151
	Universal Logistics Holdings Inc.	9,452	140
*	US Xpress Enterprises Inc. Class A	26,344	134
*	Gencor Industries Inc.	11,278	134
	Graham Corp.	11,311	129
	BG Staffing Inc.	11,721	122
*	GP Strategies Corp.	15,386	121
	Scorpio Bulkers Inc.	6,489	113
*	Mesa Air Group Inc.	33,925	110
	Quad/Graphics Inc.	38,445	110
*,^	EVI Industries Inc.	5,410	106
	Advanced Emissions Solutions Inc.	19,744	100
*	PRGX Global Inc.	23,837	94
*	Target Hospitality Corp.	39,343	94
*,^	Eagle Bulk Shipping Inc.	52,009	92
	RR Donnelley & Sons Co.	83,619	91
*	Commercial Vehicle Group Inc.	35,803	91
	Genco Shipping & Trading Ltd.	18,381	87
*	Mistras Group Inc.	21,321	86
*	StarTek Inc.	19,691	83
*	General Finance Corp.	13,953	83
^	Briggs & Stratton Corp.	49,118	81
*	PAM Transportation Services Inc.	2,268	79
*	Willis Lease Finance Corp.	3,541	75
	Titan International Inc.	60,122	74
*	Information Services Group Inc.	42,583	73
*	Twin Disc Inc.	12,457	68
*,^	Energous Corp.	33,468	65
*,^	Wrap Technologies Inc.	9,943	64
*	Safe Bulkers Inc.	61,892	63
*	InnerWorkings Inc.	52,151	62
*,^	YRC Worldwide Inc.	40,177	59
*	Mayville Engineering Co. Inc.	7,544	46
*	Charah Solutions Inc.	11,540	21
*	Exela Technologies Inc.	56,783	18
*	Shyft Group Inc.	324	6
			267,898
Technology (14.8%)
*	Five9 Inc.	71,506	7,451
*	Inphi Corp.	53,758	6,756
*	Lumentum Holdings Inc.	89,444	6,558
	Science Applications International Corp.	69,224	6,095
*	Everbridge Inc.	39,744	5,813
*	Mercury Systems Inc.	64,865	5,796
*	Tech Data Corp.	42,420	5,779
*	II-VI Inc.	107,953	5,131

*	Cirrus Logic Inc.	69,675	5,050
	Cabot Microelectronics Corp.	34,656	5,020
*	Silicon Laboratories Inc.	51,402	4,814
*	Q2 Holdings Inc.	56,665	4,682
*	Qualys Inc.	40,231	4,639
*	J2 Global Inc.	55,735	4,364
*	Envestnet Inc.	57,674	4,188
*	Semtech Corp.	78,728	4,187
*	Novanta Inc.	40,253	4,134
*	LiveRamp Holdings Inc.	80,072	4,038
*	Blackline Inc.	51,638	3,837
*	ACI Worldwide Inc.	137,590	3,795
*	Lattice Semiconductor Corp.	150,774	3,750
	Perspecta Inc.	167,123	3,705
*	Verint Systems Inc.	79,311	3,678
	Power Integrations Inc.	33,822	3,665
*	Box Inc.	174,730	3,491
*	Anixter International Inc.	36,302	3,474
	Brooks Automation Inc.	86,518	3,458
	Blackbaud Inc.	58,388	3,422
*	Viavi Solutions Inc.	274,565	3,182
*	Acacia Communications Inc.	45,234	3,053
*	Advanced Energy Industries Inc.	45,437	3,037
*	Cloudera Inc.	295,091	3,025
*	Varonis Systems Inc.	35,799	3,021
*	Appfolio Inc.	18,740	2,970
*	Rapid7 Inc.	58,814	2,875
*	SPS Commerce Inc.	41,725	2,844
*	LivePerson Inc.	74,360	2,785
*	Fabrinet	43,509	2,782
*	Cornerstone OnDemand Inc.	67,925	2,625
*	Bottomline Technologies DE Inc.	51,661	2,614
*	Synaptics Inc.	40,837	2,602
	Vishay Intertechnology Inc.	158,317	2,574
	ManTech International Corp. Class A	32,102	2,496
*,^	iRobot Corp.	33,091	2,439
*	Diodes Inc.	49,710	2,418
*	Alarm.com Holdings Inc.	50,717	2,398
*	Rogers Corp.	22,070	2,389
*	Sailpoint Technologies Holdings Inc.	102,578	2,342
*	Cargurus Inc.	89,523	2,326
*	NetScout Systems Inc.	84,598	2,324
*,^	Appian Corp. Class A	40,628	2,314
*	FormFactor Inc.	89,889	2,263
*	Plexus Corp.	34,646	2,225
*	Ambarella Inc.	38,602	2,190
*	Sanmina Corp.	81,987	2,182
	Progress Software Corp.	53,730	2,171
*	Bandwidth Inc. Class A	19,297	2,139
*	Insight Enterprises Inc.	41,607	2,133
*	SVMK Inc.	103,983	2,095
	InterDigital Inc.	37,247	2,047
*	Rambus Inc.	131,737	2,047
*	CommVault Systems Inc.	49,789	2,014
*	Workiva Inc.	44,141	1,966
	NIC Inc.	78,881	1,898
*	Altair Engineering Inc. Class A	47,952	1,874

	CSG Systems International Inc.	39,395	1,865
	KEMET Corp.	68,013	1,838
*	Yext Inc.	115,805	1,829
*	Onto Innovation Inc.	57,294	1,781
*	Yelp Inc.	81,826	1,779
*	MACOM Technology Solutions Holdings Inc .	55,155	1,751
*	Avaya Holdings Corp.	113,917	1,663
*	Inovalon Holdings Inc. Class A	87,105	1,639
*	PROS Holdings Inc.	40,108	1,562
*	Knowles Corp.	97,611	1,468
*	Tenable Holdings Inc.	45,292	1,416
*	Glu Mobile Inc.	139,319	1,390
*	TTM Technologies Inc.	119,039	1,377
	Methode Electronics Inc.	43,931	1,377
*	MaxLinear Inc.	79,349	1,374
*	Perficient Inc.	38,433	1,308
*	Model N Inc.	40,096	1,288
*	Zuora Inc. Class A	106,328	1,277
*	Amkor Technology Inc.	117,977	1,248
*	ForeScout Technologies Inc.	51,852	1,223
*	MicroStrategy Inc.	9,754	1,214
*	ePlus Inc.	16,025	1,181
*	Schrodinger Inc.	16,555	1,133
*,^	Stratasys Ltd.	61,755	1,103
	Maxar Technologies Inc.	71,834	1,083
*	Infinera Corp.	213,983	1,066
*	Axcelis Technologies Inc.	38,702	1,039
*	Virtusa Corp.	34,372	1,034
*	3D Systems Corp.	138,026	1,017
*	Ultra Clean Holdings Inc.	47,452	984
*	Upland Software Inc.	27,694	957
	Benchmark Electronics Inc.	44,379	940
*	Parsons Corp.	22,966	934
*	NETGEAR Inc.	35,921	924
*	Photronics Inc.	76,588	918
	TiVo Corp.	149,636	911
*	CEVA Inc.	25,766	888
	Shutterstock Inc.	23,004	872
*	Upwork Inc.	69,054	859
*	nLight Inc.	39,784	858
	CTS Corp.	39,118	835
	Xperi Corp.	59,199	814
*	OneSpan Inc.	39,523	803
*	Calix Inc.	55,608	784
*	TechTarget Inc.	27,377	753
*	ScanSource Inc.	30,106	742
*	Rubicon Project Inc.	118,194	741
*	Vocera Communications Inc.	37,528	737
	Cohu Inc.	48,685	733
	Simulations Plus Inc.	14,374	728
*	Blucora Inc.	58,671	713
*	Unisys Corp.	61,350	697
	American Software Inc. Class A	35,775	696
*	Groupon Inc.	545,050	695
*	Limelight Networks Inc.	139,331	688
*	Tucows Inc. Class A	11,363	683
*	Veeco Instruments Inc.	57,206	672

	ADTRAN Inc.	57,493	655
	QAD Inc. Class A	13,831	632
	Ebix Inc.	28,067	629
*	Ichor Holdings Ltd.	26,792	610
*	Digital Turbine Inc.	94,841	609
	PC Connection Inc.	13,599	589
*	Everi Holdings Inc.	94,639	588
*	PDF Solutions Inc.	34,071	581
*	Harmonic Inc.	107,524	580
*,^	Inseego Corp.	54,060	574
*	EverQuote Inc. Class A	10,437	563
*	Domo Inc.	21,336	540
*	MobileIron Inc.	119,016	538
*	Impinj Inc.	20,254	524
	Plantronics Inc.	40,154	523
*	Meet Group Inc.	83,342	515
	Comtech Telecommunications Corp.	28,703	511
	VirnetX Holding Corp.	74,263	494
*	Agilysys Inc.	24,953	480
*	DSP Group Inc.	26,261	473
*	Extreme Networks Inc.	140,935	465
*	Benefitfocus Inc.	36,283	462
*	Ping Identity Holding Corp.	16,207	459
*	Diebold Nixdorf Inc.	92,535	443
*	ChannelAdvisor Corp.	31,599	441
*	SMART Global Holdings Inc.	16,350	438
*	Mitek Systems Inc.	46,879	437
*	Zix Corp.	63,670	428
*	Kimball Electronics Inc.	29,915	425
*	NeoPhotonics Corp.	46,679	405
*	A10 Networks Inc.	59,086	402
*	Adesto Technologies Corp.	32,545	393
*	Digi International Inc.	33,883	377
*	Brightcove Inc.	46,332	372
*	Eventbrite Inc. Class A	42,855	369
	NVE Corp.	5,686	344
*,^	PAR Technology Corp.	13,732	343
*	TrueCar Inc.	124,699	337
*	Ribbon Communications Inc.	71,590	315
*,^	Sprout Social Inc. Class A	11,186	308
*	Endurance International Group Holdings Inc.	84,954	304
*	CalAmp Corp.	39,419	304
*	Ooma Inc.	24,130	303
	Loral Space & Communications Inc.	14,984	282
*,^	Akoustis Technologies Inc.	35,602	263
*	Intelligent Systems Corp.	8,100	259
*	eGain Corp.	24,434	254
*	Alpha & Omega Semiconductor Ltd.	24,144	254
*	Immersion Corp.	37,388	253
*	AXT Inc.	46,340	245
*	Digimarc Corp.	13,973	240
*	Avid Technology Inc.	33,455	236
*	Iteris Inc.	48,367	233
*	ShotSpotter Inc.	9,688	225
*	comScore Inc.	57,773	218
*	Applied Optoelectronics Inc.	23,269	205
*	Arlo Technologies Inc.	89,147	197

*	Telenav Inc.	39,179	194
	Daktronics Inc.	43,280	184
*	Clearfield Inc.	13,141	182
*	KVH Industries Inc.	19,557	180
*	GTY Technology Holdings Inc.	46,803	176
*	SiTime Corp.	5,756	172
*	Waitr Holdings Inc.	69,153	171
*	Casa Systems Inc.	37,822	165
*	GSI Technology Inc.	19,184	144
*	SecureWorks Corp. Class A	9,653	130
*	Synchronoss Technologies Inc.	46,143	126
*	SharpSpring Inc.	12,423	123
	Bel Fuse Inc. Class B	11,799	111
*	Rimini Street Inc.	23,393	108
*	Airgain Inc.	10,492	95
*	DASAN Zhone Solutions Inc.	9,314	68
*	Majesco	8,817	62
	AstroNova Inc.	7,926	51
*,^	Phunware Inc.	37,581	48
*,^	Ideanomics Inc.	120,338	47
	TESSCO Technologies Inc.	7,654	41
*	Coda Octopus Group Inc.	6,939	39
*	Travelzoo	5,970	37
*	Cambium Networks Corp.	6,494	28
*,^	Sonim Technologies Inc.	11,773	10
			310,469
Utilities (4.7%)
	ONE Gas Inc.	62,409	5,240
	Portland General Electric Co.	107,251	5,053
	Southwest Gas Holdings Inc.	64,903	4,929
	Black Hills Corp.	72,907	4,499
	Spire Inc.	59,361	4,329
	New Jersey Resources Corp.	113,742	3,995
	Cogent Communications Holdings Inc.	50,722	3,881
	PNM Resources Inc.	94,988	3,877
	ALLETE Inc.	61,928	3,637
	NorthWestern Corp.	60,382	3,630
	American States Water Co.	43,745	3,588
	Ormat Technologies Inc.	47,375	3,449
	El Paso Electric Co.	48,484	3,295
	South Jersey Industries Inc.	110,667	3,139
	Avista Corp.	79,796	3,126
	Shenandoah Telecommunications Co.	57,256	3,012
	MGE Energy Inc.	41,693	2,831
*	Iridium Communications Inc.	118,288	2,721
	California Water Service Group	57,652	2,710
*	Vonage Holdings Corp.	270,316	2,603
	Northwest Natural Holding Co.	36,333	2,329
	Clearway Energy Inc.	94,433	2,069
	SJW Group	31,390	1,973
	TerraForm Power Inc. Class A	95,382	1,753
	Chesapeake Utilities Corp.	19,074	1,723
*	Evoqua Water Technologies Corp.	90,807	1,708
*	8x8 Inc.	115,445	1,679
	Middlesex Water Co.	20,307	1,378
*	Cincinnati Bell Inc.	59,478	876
	Clearway Energy Inc. Class A	41,769	847

	Unitil Corp.			17,559	846
	ATN International Inc.			13,165	782
*	Boingo Wireless Inc.			52,469	719
*	Anterix Inc.			13,008	697
	York Water Co.			15,637	694
*	Sunnova Energy International Inc.			38,303	575
*	Consolidated Communications Holdings Inc.			85,078	516
	Artesian Resources Corp. Class A			9,528	335
*,^	GTT Communications Inc.			40,151	321
*	Atlantic Power Corp.			126,671	266
	Consolidated Water Co. Ltd.			17,761	263
	RGC Resources Inc.			9,260	244
*	Pure Cycle Corp.			23,335	237
*	ORBCOMM Inc.			86,509	237
	Spok Holdings Inc.			20,844	214
*	WideOpenWest Inc.			29,491	192
*,^	Cadiz Inc.			15,562	172
	Global Water Resources Inc.			14,758	159
	Genie Energy Ltd. Class B			16,770	144
*,^	Gogo Inc.			65,123	135
*	IDT Corp. Class B			20,023	127
	Spark Energy Inc. Class A			14,097	116
*,^	Pareteum Corp.			152,317	66
					97,936
Total Common Stocks (Cost $2,354,330)					2,096,786
		Coupon
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
2,3 Vanguard Market Liquidity Fund		0.307%		619,662	61,966
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.116%	9/29/20	640	640
Total Temporary Cash Investments (Cost $62,592)					62,606
Total Investments (102.8%) (Cost $2,416,922)					2,159,392
Other Assets and Liabilities -Net (-2.8%)3					(58,558)
Net Assets (100%)					2,100,834
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,915,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $59,662,000 was received for securities on loan, of which $59,552,000 is held in Vanguard Market
Liquidity Fund and $110,000 is held in cash.
4 Securities with a value of $322,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 2000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	83	5,780	301

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 2000 Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,096,711	6	69	2,096,786
Temporary Cash Investments	61,966	640	—	62,606
Total	2,158,677	646	69	2,159,392
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	35	—	—	35
1 Represents variation margin on the last day of the reporting period.